Restructuring	12 Months Ended
Dec. 30, 2012
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
In 2011, Cordis Corporation, a subsidiary of Johnson & Johnson, announced the discontinuation of its clinical development program for the NEVO™ Sirolimus-Eluting Coronary Stent and cessation of the manufacture and marketing of CYPHER® and CYPHER SELECT® Plus Sirolimus-Eluting Coronary Stents by the end of 2011. The Company will focus on other cardiovascular therapies where significant patient needs exist.
As a result of the above mentioned restructuring plan announced by Cordis Corporation, the Company recorded $676 million in related pre-tax charges, of which approximately $164 million of the pre-tax restructuring charges require cash payments. The $676 million of restructuring charges consists of asset write-offs of $512 million and $164 million related to leasehold and contract obligations and other expenses. The $512 million of asset write-offs relate to property, plant and equipment of $265 million, intangible assets of $160 million and inventory of $87 million (recorded in cost of products sold). The Cordis restructuring program has been substantially completed. The restructuring charge was recorded in the Medical Devices and Diagnostics segment.